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C000016867
Account Value [Line Items]
Accumulated Value	$ 9,725	$ 9,840	$ 9,841	$ 9,843	$ 9,813	$ 9,734	$ 9,429	$ 9,504	$ 9,555	$ 9,608	$ 9,627	$ 9,696		$ 9,805	$ 9,768	$ 9,820	$ 9,881	$ 9,835	$ 9,838	$ 9,767	$ 9,831	$ 9,743	$ 9,706	$ 9,726	$ 9,688	$ 9,776	$ 9,780	$ 9,801	$ 9,805	$ 9,750	$ 9,688	$ 9,778	$ 9,873	$ 9,947	$ 10,005	$ 10,131	$ 10,163	$ 10,289	$ 10,338	$ 10,413	$ 10,539	$ 10,457	$ 10,470	$ 10,475	$ 10,505	$ 10,668	$ 10,787	$ 10,418	$ 10,280	$ 10,571	$ 10,674	$ 10,830	$ 10,806	$ 10,801	$ 10,786	$ 10,916	$ 10,987	$ 11,053	$ 10,891	$ 10,948	$ 11,032	$ 11,079	$ 11,108	$ 11,191	$ 11,162	$ 11,077	$ 11,047	$ 11,120	$ 11,134	$ 10,869	$ 10,812	$ 10,510	$ 10,246	$ 10,368	$ 10,246	$ 10,473	$ 10,265	$ 9,944	$ 9,890	$ 10,254	$ 10,276	$ 10,546	$ 10,330	$ 10,516	$ 10,520	$ 10,427	$ 10,499	$ 10,523	$ 10,440	$ 10,211	$ 10,128	$ 10,603	$ 10,843	$ 10,829	$ 10,865	$ 10,870	$ 10,768	$ 10,754	$ 10,910	$ 10,986	$ 11,072	$ 11,169	$ 11,015	$ 11,153	$ 11,038	$ 11,106	$ 11,215	$ 11,049	$ 11,006	$ 11,004	$ 11,084	$ 11,051	$ 11,132	$ 11,337	$ 11,460	$ 11,501	$ 11,510	$ 11,622	$ 11,768	$ 11,494	$ 11,609	$ 11,662
C000016870
Account Value [Line Items]
Accumulated Value	10,000	10,120	10,115	10,110	10,065	9,986	9,658	9,737	9,775	9,823	9,837	9,901		10,015	9,970	10,009	10,073	10,020	10,016	9,929	9,988	9,891	9,856	9,870	9,825	9,900	9,898	9,912	9,919	9,857	9,788	9,873	9,963	10,031	10,083	10,204	10,221	10,351	10,385	10,453	10,573	10,493	10,500	10,499	10,522	10,678	10,782	10,415	10,262	10,554	10,651	10,800	10,760	10,757	10,726	10,858	10,913	10,980	10,813	10,853	10,940	10,979	11,001	11,076	11,040	10,949	10,913	10,978	10,975	10,717	10,654	10,350	10,084	10,197	10,071	10,287	10,077	9,756	9,687	10,047	10,053	10,320	10,103	10,278	10,275	10,179	10,243	10,259	10,162	9,943	9,855	10,311	10,538	10,518	10,546	10,545	10,439	10,410	10,554	10,631	10,707	10,795	10,639	10,765	10,648	10,696	10,805	10,629	10,581	10,582	10,642	10,604	10,684	10,875	10,986	11,018	11,010	11,110	11,254	10,984	11,088	11,120
C000016871
Account Value [Line Items]
Accumulated Value	10,000	10,128	10,132	10,135	10,098	10,027	9,707	9,795	9,841	9,897	9,919	9,992		10,107	10,070	10,126	10,199	10,145	10,151	10,079	10,148	10,058	10,030	10,044	10,016	10,100	10,106	10,130	10,136	10,082	10,019	10,115	10,215	10,302	10,355	10,488	10,523	10,656	10,709	10,789	10,922	10,839	10,855	10,863	10,896	11,067	11,193	10,812	10,671	10,975	11,094	11,249	11,226	11,223	11,210	11,348	11,424	11,495	11,339	11,390	11,490	11,542	11,574	11,653	11,625	11,539	11,520	11,589	11,605	11,332	11,275	10,962	10,690	10,819	10,693	10,932	10,728	10,385	10,331	10,714	10,739	11,023	10,810	11,006	11,012	10,918	10,986	11,022	10,928	10,691	10,606	11,105	11,370	11,357	11,387	11,395	11,290	11,278	11,444	11,536	11,629	11,723	11,574	11,720	11,591	11,664	11,781	11,608	11,565	11,565	11,651	11,618	11,705	11,934	12,055	12,100	12,112	12,233	12,389	12,103	12,227	12,284
C000016872
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	1,012,811	1,013,197	1,013,584	1,009,868	1,002,805	970,737	979,535	984,149	989,783	991,958	999,237		1,010,727	1,007,040	1,012,653	1,019,984	1,014,590	1,015,131	1,008,010	1,014,832	1,005,892	1,003,110	1,004,537	1,001,674	1,010,091	1,010,742	1,013,103	1,013,727	1,009,186	1,002,027	1,011,634	1,021,622	1,029,481	1,035,687	1,048,972	1,051,608	1,065,815	1,070,201	1,079,042	1,092,380	1,084,110	1,085,729	1,086,473	1,089,775	1,106,907	1,119,530	1,081,407	1,067,311	1,097,708	1,108,639	1,125,087	1,122,839	1,122,524	1,121,215	1,134,957	1,142,597	1,149,696	1,133,100	1,139,233	1,148,264	1,153,415	1,156,649	1,165,508	1,162,725	1,154,155	1,151,281	1,159,072	1,159,787	1,133,443	1,127,693	1,096,437	1,069,161	1,082,099	1,069,540	1,093,452	1,072,022	1,038,750	1,032,272	1,071,584	1,074,090	1,102,552	1,080,175	1,099,817	1,100,456	1,091,012	1,098,785	1,101,462	1,093,008	1,069,307	1,060,820	1,110,771	1,136,195	1,134,925	1,138,916	1,139,777	1,129,256	1,127,025	1,143,587	1,152,861	1,162,177	1,172,603	1,156,665	1,171,353	1,159,575	1,166,892	1,178,600	1,160,360	1,157,152	1,157,140	1,165,821	1,161,530	1,171,328	1,193,218	1,206,404	1,210,917	1,212,131	1,224,243	1,239,842	1,211,237	1,223,609	1,229,372
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,159	10,165	10,179	10,128	10,022	9,648	9,761	9,826	9,894	9,916	9,987		10,146	10,110	10,191	10,269	10,217	10,242	10,187	10,293	10,172	10,142	10,179	10,143	10,259	10,268	10,293	10,319	10,252	10,189	10,302	10,425	10,504	10,560	10,727	10,768	10,916	10,956	11,045	11,219	11,129	11,149	11,177	11,211	11,412	11,559	11,140	11,000	11,350	11,444	11,636	11,582	11,584	11,549	11,724	11,795	11,870	11,682	11,754	11,852	11,888	11,920	12,019	11,975	11,889	11,854	11,955	11,974	11,646	11,605	11,228	10,918	11,080	10,899	11,187	10,941	10,521	10,434	10,922	10,953	11,268	11,013	11,257	11,232	11,134	11,246	11,290	11,128	10,802	10,710	11,390	11,654	11,595	11,610	11,609	11,466	11,432	11,607	11,713	11,805	11,922	11,748	11,951	11,777	11,836	11,954	11,751	11,656	11,664	11,736	11,713	11,815	12,088	12,238	12,266	12,277	12,392	12,547	12,255	12,396	12,442
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value	1,000,000	1,015,909	1,016,529	1,017,901	1,012,821	1,002,195	964,818	976,145	982,580	989,403	991,551	998,746		1,014,597	1,010,958	1,019,137	1,026,893	1,021,672	1,024,166	1,018,682	1,029,329	1,017,211	1,014,172	1,017,915	1,014,282	1,025,897	1,026,773	1,029,264	1,031,907	1,025,226	1,018,913	1,030,191	1,042,526	1,050,407	1,056,031	1,072,724	1,076,755	1,091,600	1,095,631	1,104,461	1,121,882	1,112,889	1,114,883	1,117,671	1,121,083	1,141,225	1,155,942	1,114,013	1,100,032	1,135,025	1,144,367	1,163,641	1,158,181	1,158,427	1,154,947	1,172,376	1,179,518	1,187,034	1,168,174	1,175,378	1,185,237	1,188,773	1,192,037	1,201,923	1,197,512	1,188,870	1,185,394	1,195,485	1,197,414	1,164,637	1,160,465	1,122,846	1,091,789	1,108,007	1,089,860	1,118,656	1,094,139	1,052,145	1,043,395	1,092,198	1,095,325	1,126,788	1,101,309	1,125,745	1,123,173	1,113,440	1,124,594	1,129,043	1,112,789	1,080,175	1,070,983	1,138,970	1,165,442	1,159,490	1,160,979	1,160,942	1,146,564	1,143,201	1,160,724	1,171,303	1,180,541	1,192,209	1,174,825	1,195,119	1,177,720	1,183,623	1,195,359	1,175,101	1,165,634	1,166,382	1,173,644	1,171,273	1,181,453	1,208,813	1,223,806	1,226,613	1,227,717	1,239,239	1,254,683	1,225,542	1,239,575	1,244,203
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Accumulated Value	10,000	10,124	10,138	10,141	10,104	10,022	9,699	9,794	9,863	9,928	9,945	10,016		10,147	10,108	10,183	10,250	10,202	10,217	10,134	10,218	10,129	10,103	10,125	10,098	10,193	10,211	10,243	10,261	10,204	10,162	10,266	10,379	10,467	10,518	10,640	10,662	10,791	10,836	10,921	11,048	10,959	10,987	11,013	11,048	11,217	11,323	10,992	10,914	11,224	11,289	11,447	11,409	11,418	11,389	11,515	11,570	11,625	11,479	11,533	11,605	11,622	11,636	11,722	11,698	11,626	11,592	11,653	11,670	11,385	11,350	11,048	10,816	10,968	10,876	11,119	10,927	10,595	10,555	10,925	10,976	11,223	11,012	11,225	11,194	11,095	11,179	11,223	11,110	10,860	10,816	11,338	11,553	11,509	11,520	11,519	11,401	11,333	11,480	11,582	11,684	11,780	11,630	11,773	11,655	11,734	11,849	11,700	11,628	11,693	11,782	11,812	11,911	12,088	12,192	12,225	12,259	12,388	12,514	12,225	12,323	12,354
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Accumulated Value	10,000	10,124	10,138	10,141	10,104	10,022	9,699	9,794	9,863	9,928	9,945	10,016		10,147	10,108	10,183	10,250	10,202	10,217	10,134	10,218	10,129	10,103	10,125	10,098	10,193	10,211	10,243	10,261	10,204	10,162	10,266	10,379	10,467	10,518	10,640	10,662	10,791	10,836	10,921	11,048	10,959	10,987	11,013	11,048	11,217	11,323	10,992	10,914	11,224	11,289	11,447	11,409	11,418	11,389	11,515	11,570	11,625	11,479	11,533	11,605	11,622	11,636	11,722	11,698	11,626	11,592	11,653	11,670	11,385	11,350	11,048	10,816	10,968	10,876	11,119	10,927	10,595	10,555	10,925	10,976	11,223	11,012	11,225	11,194	11,095	11,179	11,223	11,110	10,860	10,816	11,338	11,553	11,509	11,520	11,519	11,401	11,333	11,480	11,582	11,684	11,780	11,630	11,773	11,655	11,734	11,849	11,700	11,628	11,693	11,782	11,812	11,911	12,088	12,192	12,225	12,259	12,388	12,514	12,225	12,323	12,354
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Accumulated Value	10,000	10,124	10,138	10,141	10,104	10,022	9,699	9,794	9,863	9,928	9,945	10,016		10,147	10,108	10,183	10,250	10,202	10,217	10,134	10,218	10,129	10,103	10,125	10,098	10,193	10,211	10,243	10,261	10,204	10,162	10,266	10,379	10,467	10,518	10,640	10,662	10,791	10,836	10,921	11,048	10,959	10,987	11,013	11,048	11,217	11,323	10,992	10,914	11,224	11,289	11,447	11,409	11,418	11,389	11,515	11,570	11,625	11,479	11,533	11,605	11,622	11,636	11,722	11,698	11,626	11,592	11,653	11,670	11,385	11,350	11,048	10,816	10,968	10,876	11,119	10,927	10,595	10,555	10,925	10,976	11,223	11,012	11,225	11,194	11,095	11,179	11,223	11,110	10,860	10,816	11,338	11,553	11,509	11,520	11,519	11,401	11,333	11,480	11,582	11,684	11,780	11,630	11,773	11,655	11,734	11,849	11,700	11,628	11,693	11,782	11,812	11,911	12,088	12,192	12,225	12,259	12,388	12,514	12,225	12,323	12,354
DWS Index: Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 1,012,383	$ 1,013,750	$ 1,014,106	$ 1,010,438	$ 1,002,237	$ 969,941	$ 979,365	$ 986,258	$ 992,841	$ 994,515	$ 1,001,613		$ 1,014,739	$ 1,010,847	$ 1,018,253	$ 1,025,000	$ 1,020,234	$ 1,021,681	$ 1,013,379	$ 1,021,782	$ 1,012,875	$ 1,010,283	$ 1,012,499	$ 1,009,797	$ 1,019,260	$ 1,021,058	$ 1,024,323	$ 1,026,147	$ 1,020,429	$ 1,016,237	$ 1,026,579	$ 1,037,926	$ 1,046,734	$ 1,051,814	$ 1,064,025	$ 1,066,188	$ 1,079,125	$ 1,083,593	$ 1,092,131	$ 1,104,829	$ 1,095,860	$ 1,098,720	$ 1,101,274	$ 1,104,750	$ 1,121,684	$ 1,132,290	$ 1,099,246	$ 1,091,410	$ 1,122,374	$ 1,128,869	$ 1,144,689	$ 1,140,858	$ 1,141,802	$ 1,138,928	$ 1,151,529	$ 1,157,037	$ 1,162,547	$ 1,147,867	$ 1,153,278	$ 1,160,502	$ 1,162,184	$ 1,163,639	$ 1,172,161	$ 1,169,758	$ 1,162,601	$ 1,159,194	$ 1,165,346	$ 1,167,025	$ 1,138,510	$ 1,134,989	$ 1,104,771	$ 1,081,612	$ 1,096,847	$ 1,087,626	$ 1,111,908	$ 1,092,685	$ 1,059,536	$ 1,055,511	$ 1,092,466	$ 1,097,609	$ 1,122,286	$ 1,101,151	$ 1,122,527	$ 1,119,423	$ 1,109,538	$ 1,117,912	$ 1,122,300	$ 1,110,998	$ 1,086,039	$ 1,081,578	$ 1,133,838	$ 1,155,317	$ 1,150,857	$ 1,151,994	$ 1,151,947	$ 1,140,119	$ 1,133,348	$ 1,147,993	$ 1,158,185	$ 1,168,430	$ 1,177,974	$ 1,163,027	$ 1,177,316	$ 1,165,483	$ 1,173,443	$ 1,184,920	$ 1,170,015	$ 1,162,779	$ 1,169,348	$ 1,178,240	$ 1,181,166	$ 1,191,087	$ 1,208,757	$ 1,219,227	$ 1,222,482	$ 1,225,855	$ 1,238,830	$ 1,251,397	$ 1,222,498	$ 1,232,301	$ 1,235,425